Statement of cash flows (Parenthetical) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Statement of cash flows
Additions to non-current assets, including capital accruals	R 53,384	R 60,343	R 73,748